Subsequent Events (Additional Information) (Details) - USD ($)									9 Months Ended	12 Months Ended
	May 15, 2023	Mar. 31, 2023	Mar. 09, 2023	Jan. 25, 2023	Jan. 13, 2023	Oct. 11, 2022	Apr. 17, 2022	Jan. 13, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Aug. 31, 2022	Jun. 23, 2022	Feb. 10, 2021
Subsequent Event [Line Items]
Senior secured notes financing, Description					The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum.
Senior secured notes financing, Interest rate			0.24%
Senior secured notes financing, Payment term					Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash.
Warrants issued during the period						3,208,557			10,308,166	1,428,574	497,355
Warrant Exercisable Term								5 years
Exercise price						$ 1.62			$ 3.10	$ 28.64		$ 2.32
Accounts receivable factoring facility, Agreement terms				The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be automatically renewed.
Scenario Forecast | Waiver Agreement
Subsequent Event [Line Items]
Exit fee paid by purchaser	$ 100,000	$ 100,000
Sprout
Subsequent Event [Line Items]
Minority ownership percentage														49.90%
Subsequent Event
Subsequent Event [Line Items]
Gross proceeds from Senir secured notes financing					$ 4,000,000
Senior secured notes financing, Description					The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum
Senior secured notes financing, Interest rate			24.00%		16.50%
Senior secured notes financing, Payment term					Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash
Warrants issued during the period					850,000
Warrant Exercisable Term					5 years
Exercise price					$ 0.53								$ 2.32
Accounts receivable factoring facility, Agreement terms				The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be automatically renewed.
Subsequent Event | Waiver Agreement
Subsequent Event [Line Items]
Exit fee paid by purchaser			$ 200,000
Subsequent Event | Sprout Organics | Alterna
Subsequent Event [Line Items]
Accounts receivable factoring facility, Maximum amount available				$ 5,000,000
Fund usage fees, Percentage Source2				1.00%
Accounts receivable factoring facility, Interest rate payable Source2				8.00%
Subsequent Event | Sprout
Subsequent Event [Line Items]
Minority ownership percentage							49.90%
Subsequent Event | Common Stock | Sprout
Subsequent Event [Line Items]
Minority shares option exercised							$ 13,000,000.0
Shares issued during period, amount							$ 10,500,000